Consolidated Income Statements (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Interest income	¥ 1,151,910	¥ 1,036,329
Interest expense	505,666	337,852
Net interest income	646,244	698,477
Fee and commission income	533,801	530,006
Fee and commission expense	97,306	99,052
Net fee and commission income	436,495	430,954
Net trading income	115,388	139,685
Net income (loss) from financial assets at fair value through profit or loss	116,361	(960)
Net investment income	42,384	222,377
Other income	275,057	265,204
Total operating income	1,631,929	1,755,737
Impairment charges on financial assets	25,260	66,992
Net operating income	1,606,669	1,688,745
General and administrative expenses	850,905	888,037
Other expenses	239,946	215,666
Operating expenses	1,090,851	1,103,703
Share of post-tax profit of associates and joint ventures	25,596	32,223
Profit before tax	541,414	617,265
Income tax expense	126,271	137,296
Net profit	415,143	479,969
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	357,436	426,002
Non-controlling interests	51,807	49,252
Other equity instruments holders	¥ 5,900	¥ 4,715
Earnings per share:
Basic	¥ 255.38	¥ 302.06
Diluted	¥ 255.21	¥ 301.83